Average Annual Total Returns{- Fidelity Growth Company K6 Fund} - 11.30 Fidelity Growth Company K6 Fund PRO-04 - Fidelity Growth Company K6 Fund	Fidelity Growth Company K6 Fund Return Before Taxes Past 1 year	Fidelity Growth Company K6 Fund Return Before Taxes Since Inception		RS007 Past 1 year	RS007 Since Inception
Total	22.09%	40.23%	[1]	25.85%	30.64%	[1]

[1]	(a)From June 13, 2019